Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss per Share

The following table presents the calculation of basic and diluted net loss per share for the periods presented (in thousands, except per share data):

	Year Ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B
Net loss	$(12,104)	$(12,261)	$(10,290)	$(12,281)	$(67,415)
Less: Accretion of redeemable convertible preferred stock	(25)	(25)	(22)	(27)	(18)
Less: Deemed dividend to investors in relation to the tender offer	(4,136)	(4,190)	—	—	—

Net loss attributable to common stockholders	$(16,265)	$(16,476)	$(10,312)	$(12,308)	$(67,433)

Basic shares:
Weighted-average common shares outstanding	9,881	12,153	9,881	12,964	54,383
Less: Weighted-average common shares subject to repurchase	(130)	(2,275)	—	(1,171)	(812)

Weighted-average common shares used to compute basic net loss per share	9,751	9,878	9,881	11,793	53,571

Diluted shares:
Weighted-average common shares used to compute diluted net loss per share	9,751	9,878	9,881	11,793	53,571

Net loss per share attributable to common stockholders:
Basic and diluted	$(1.67)	$(1.67)	$(1.04)	$(1.04)	$(1.26)

Schedule of Anti-Dilutive Securities Excluded from the Diluted per Common Stock Calculation

The anti-dilutive securities excluded from the shares used to calculate the diluted net loss per common stock are as follows (in thousands):

	As of December 31,
	2012	2013	2014
Redeemable convertible preferred stock	34,323	34,323	—
Shares subject to outstanding common stock options	7,781	10,134	12,043
Shares subject to common stock warrants	125	125	—
Restricted stock units	—	811	3,064

	42,229	45,393	15,107